INCOME TAXES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019
Current tax [Abstract]
Current year	$ 1,850	$ 836	$ 715
Change in estimates related to prior year	201	(21)	58
Total current tax	2,051	815	773
Deferred tax [abstract]
Origination and reversal of temporary differences	1,923	8,427	(3,899)
Changes in tax rates	270	(124)	3,072
Recognition of previously unrecognised tax losses	(1,907)	(702)	0
Recognition of previously unrecognised net deductible temporary differences	(22)	29	0
Total deferred tax expense (benefit)	264	7,630	(827)
Total	2,315	8,445	(54)
Income tax expense [Abstract]
Income tax expense / (benefit) from continuing operations	2,315	3,615	(108)
Income tax expense from discontinued operations	0	4,830	54
Total	2,315	8,445	(54)
Deferred tax expense from non-recurring benefit related to change in revenue and related costs recognition under IFRS15 - Revenue from contracts with customers	610
Cancellation of legacy ESOP plan	0	3,104	0
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				$ 7,850	$ 10,039
Taxable temporary differences				(5,744)	(7,669)
Net deferred tax assets	2,106	5,219	5,219	2,106	2,370
Movement in deferred tax assets / (liability) [Abstract]
Opening deferred tax assets	2,370	5,219
Deferred tax benefits / (expense)	(264)	(7,630)	827
Foreign exchange and other rate differences	0	(49)
Sale of subsidiary	0	4,830
Net deferred tax assets	$ 2,106	$ 2,370	$ 5,219
Provisions and Write-offs Against Accounts Receivable [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				85	204
Unpaid Accrued Expenses / Compensation [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				687	530
Deferred Revenue and Credits [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				0	31
Net Operating Losses [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				1,629	1,998
Property and Equipment [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				348	508
Taxable temporary differences				(105)	(49)
Lease Liability (Right of Use Assets) [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				5,101	6,768
Taxable temporary differences				(4,661)	(6,581)
Intangible Assets [Member]
Tax effect of deductible / (taxable) temporary differences [Abstract]
Deductible temporary differences				0	0
Taxable temporary differences				$ (978)	$ (1,039)